Intangible Assets Schedule of Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 136,377	$ 105,076
Less impairment on customer lists	0	(48,249)
Less accumulated amortization	(131,160)	(85,199)
Intangible assets, net	5,217	19,877
Debt issuance costs [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	59,101	27,800
Intangible assets, net	5,217
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	125,525	125,525
Less impairment on customer lists		(48,249)
General and Administrative Expense [Member] | Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Less impairment on customer lists	$ (48,249)	$ (48,249)